Risk Management (Notional Amounts and Terms of Company's Derivative Financial Instruments) (Detail) - bbl bbl in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Propane, crude and heating oil (barrels) | Fixed Price Payor
Derivative [Line Items]
Derivative, notional amount	10.6	9.1	6.8
Propane, crude and heating oil (barrels) | Fixed Price Receiver
Derivative [Line Items]
Derivative, notional amount	11.9	10.9	8.4
Natural gas (MMBTU's) | Fixed Price Payor
Derivative [Line Items]
Derivative, notional amount		0.0	0.2
Natural gas (MMBTU's) | Fixed Price Receiver
Derivative [Line Items]
Derivative, notional amount		0.0	0.1